CAPITAL SURPLUS AND SHAREHOLDERS DIVIDEND RESTRICTIONS	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
CAPITAL AND SURPLUS AND SHAREHOLDERS DIVIDEND RESTRICTIONS
CAPITAL AND SURPLUS AND SHAREHOLDERS DIVIDEND RESTRICTIONS
EFLOA has 5,000,000 shares of common stock authorized, 2,500,000 shares issued, and 2,500,000 outstanding. All outstanding shares are held by AEFS.
On February 7, 2020, the Arizona Department of Insurance granted the Company permission to accrue a $85.0 million capital contribution from AEFS. This amount was settled on February 27, 2020. On February 7, 2019, the Arizona Department of Insurance granted the Company permission to accrue a $70.0 million capital contribution from its parent AEFS as of December 31, 2018. This amount was settled on February 20, 2019.
Under Arizona Insurance Law, a domestic life insurer may without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. Based on this formula, the Company would not be permitted to pay ordinary shareholder dividends during 2020. Any payment of a dividend would require the Company to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution.
The Company did not pay any dividends in 2019, 2018 and 2017.
The Company had no special surplus funds as of December 31, 2019 and 2018.
The portion of unassigned surplus represented or (reduced) by cumulative unrealized gains and (losses) was $(15.4) million, $(21.1) million and $(25.5) million as of December 31, 2019, 2018 and 2017, respectively.